Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 88,339,890	$ 157,499,141
Other financial liabilities, Non-current	1,941,874,378	1,483,589,126
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	75,182,769	152,076,992
Other financial liabilities, Non-current	1,868,805,671	1,467,421,655
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	11,647,944	5,398,864
Other financial liabilities, Non-current	72,386,037	16,167,471
Non-Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	1,509,177	$ 23,285
Other financial liabilities, Non-current	$ 682,670